Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Note  1.   Description of Business and Summary of Significant Accounting Policies

Description of Business:  Parke Bancorp, Inc. (the "Company") is a bank holding company headquartered in Sewell, New Jersey.  Through subsidiaries, the Company provides individuals, corporations and other businesses, and institutions with commercial and retail banking services, principally loans and deposits.  The Company was incorporated in January 2005 under the laws of the State of New Jersey for the sole purpose of becoming the holding company of Parke Bank (the "Bank").

The Bank is a commercial bank, which was incorporated on August 25, 1998, and commenced operations on January 28, 1999.  The Bank is chartered by the New Jersey Department of Banking and Insurance and insured by the Federal Deposit Insurance Corporation.  The Bank maintains its principal office at 601 Delsea Drive, Sewell, New Jersey, and four additional branch office locations; 501 Tilton Road, Northfield, New Jersey, 567 Egg Harbor Road, Washington Township, New Jersey, 67 East Jimmie Leeds Road, Galloway Township, New Jersey and 1610 Spruce Street in Philadelphia, Pennsylvania.

The accounting and financial reporting policies of the Company and Subsidiaries conform to accounting principles generally accepted in the United States of America ("GAAP") and to general practices within the banking industry.  The policies that materially affect the determination of financial position, results of operations and cash flows are summarized below.

Principles of Consolidation:  The accompanying consolidated financial statements include the accounts of Parke Bancorp, Inc. and its wholly-owned subsidiaries, Parke Bank and Parke Capital Markets, an inactive corporation. Also included are the accounts of 44 Business Capital Partners LLC, a joint venture formed in 2009 to originate and service Small Business Administration ("SBA") loans. Parke Bank has a 51% ownership interest in the joint venture. Parke Capital Trust I, Parke Capital Trust II and Parke Capital Trust III are wholly-owned subsidiaries but are not consolidated because they do not meet the requirements for consolidation under applicable accounting guidance.  All significant inter-company balances and transactions have been eliminated.

Investment Securities:  At December 31, 2012 and 2011, the Company held investment securities that would be held for indefinite periods of time, including securities that would be used as part of the Company's asset/liability management strategy and possibly sold in response to changes in interest rates, prepayments and similar factors.  These securities are classified as "available for sale" and are carried at fair value, with any temporary unrealized gains or losses reported as other comprehensive income, net of the related income tax effect.

At December 31, 2012 and 2011, the Company also reported investments in securities that were carried at cost, adjusted for amortization of premium and accretion of discount.  The Company has the intent and ability to hold these investment securities to maturity considering all reasonably foreseeable events or conditions.  These securities are classified as "held to maturity."

Declines in the fair value of individual debt securities below their cost that are deemed to be other than temporary result in write-downs of the individual securities to their fair value. Debt securities that are deemed to be other than temporarily impaired are reflected in earnings as realized losses to the extent impairment is related to credit losses. The amount of the impairment for debt securities related to other factors is recognized in other comprehensive income (loss). In evaluating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events, and (4) for fixed maturity securities, whether the Company intends to sell the security, or it is more likely than not that the Company will be required to sell the security before recovery of the cost basis, which may be maturity.

The amortization of premiums and accretion of discounts over the contractual lives of the related securities are recognized in interest income using the interest method.  Gains and losses on the sale of such securities are accounted for using the specific identification method.

Restricted Stock:  Restricted stock includes investments in the common stock of the Federal Home Loan Bank of New York ("FHLBNY") and the Atlantic Central Bankers Bank for which no market exists and, accordingly, is carried at cost. The stocks have no quoted market value and are subject to redemption restrictions. Management reviews for impairment based on the ultimate recoverability of the cost basis in the stock. The stocks' value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. Management considers such criteria as the significance of the decline in net assets, if any, the length of time this situation has persisted and the financial performance of the issuers. In addition, any commitments by the FHLBNY to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLBNY and the liquidity position of the FHLBNY.

Loans:  The Company makes commercial, real estate and consumer loans to customers.  A substantial portion of the loan portfolio is represented by loans in the Southern New Jersey and Philadelphia, Pennsylvania markets.  The ability of the Company's debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.  Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal amount, adjusted for charge-offs, the allowance for loan losses and any unamortized deferred fees or costs on originated loans.  Interest income on loans is recognized as earned based on contractual interest rates applied to daily principal amounts outstanding.

Loans-Nonaccrual:  Loans are placed on nonaccrual status when, in management's opinion, the borrower may be unable to meet contractual payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provision. Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.

Troubled Debt Restructurings:  Troubled debt restructurings ("TDRs") are loans for which the Company, for legal or economic reasons related to a debtor's financial difficulties, has granted a concession to the debtor that it otherwise would not have considered. Concessions that result in the categorization of a loan as a troubled debt restructuring include:

•	Reduction (absolute or contingent) of the stated interest rate;
•	Extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk;

•	Reduction (absolute or contingent) of the face amount or maturity amount of the debt as stated in the instrument or other agreement; or
•	Reduction (absolute or contingent) of accrued interest.

TDRs are reported as impaired loans. Interest income on TDR loans is recognized consistent with the Bank's nonaccrual loan policy stated above.

Loans Held for Sale:  Loans held for sale are the guaranteed portion of SBA loans and are carried at the lower of aggregate cost or fair value. The net amount of loan origination fees on loans sold is included in the carrying value and in the gain or loss on the sale. The Company originates loans to customers under an SBA program that generally provides for SBA guarantees of up to 75 percent of each loan.  When the sale of the guaranteed portion of an SBA loan occurs, with retained servicing, the premium received on the sale and the present value of future cash flows of the servicing assets represent gain on the sale and are recognized in income over the estimated life of the loan. Income and fees collected for servicing are credited to noninterest income, net of amortization of the related servicing asset.

Concentration of Credit Risk:  The Company's loans are generally to diversified customers in Southern New Jersey and the Philadelphia area of Pennsylvania.  Loans to general building contractors, general merchandise stores, restaurants, motels, warehouse space, and real estate ventures (including construction loans) constitute a majority of commercial loans.  The concentrations of credit by type of loan are set forth in Note 4.  Generally, loans are collateralized by assets of the borrower and are expected to be repaid from the borrower's cash flow or proceeds from the sale of selected assets of the borrower.

Loan Fees:  Loan fees and direct costs associated with loan originations are netted and deferred.  The deferred amount is recognized as an adjustment to loan interest over the term of the related loans using the interest method.  Loan brokerage fees represent commissions earned for facilitating loans between borrowers and other companies and is recorded as loan fee income. Loan fee income also includes prepayment penalties on loans.

Allowance for Loan Losses:  The allowance for loan losses is maintained through charges to the provision for loan losses in the Consolidated Statements of Income as losses are estimated to have occurred.  Loans or portions thereof that are determined to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance.  The allowance is an amount that management believes will be adequate to absorb estimated losses relating to specifically identified loans, as well as probable credit losses in the balance of the loan portfolio, based on an evaluation of collectability of existing loans and prior loss experience.  When evaluating the adequacy of the allowance, an assessment of the loan portfolio will typically take into consideration changes in the composition and volume of the loan portfolio, overall portfolio quality and past loss experience, review of specific problem loans, current economic conditions which may affect borrowers' ability to repay, and other factors which may warrant current recognition.  Such periodic assessments may, in management's judgment, require the Company to recognize additions or reductions to the allowance.

Various regulatory agencies periodically review the adequacy of the Company's allowance for loan losses as an integral part of their examination process.  Such agencies may require the Company to recognize additions or reductions to the allowance based on their evaluation of information available to them at the time of their examination.  It is reasonably possible that the above factors may change significantly and, therefore, affect management's determination of the allowance for loan losses in the near term.

The allowance consists of specific and general components.  The specific component relates to loans that are classified as impaired, including TDRs.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value for collateral dependent loans or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical charge-off experience and expected losses given the Company's internal risk rating process. Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  Factors considered by management when evaluating impaired loans include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loans effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately evaluate individual consumer loans for impairment.

Other Real Estate Owned ("OREO"):  Real estate acquired through foreclosure or other proceedings is carried at fair value less estimated costs of disposal. Costs of improving OREO are capitalized to the extent that the carrying value does not exceed its fair value less estimated selling costs. Subsequent valuation adjustments, if any, are recognized as a charge against current earnings. Holding costs are charged to expense. Gains and losses on sales are recognized in noninterest income as they occur.

Interest Rate Risk:  The Company is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other borrowed and brokered funds, to make commercial, commercial mortgage, residential mortgage, and consumer loans, and to invest in overnight and term investment securities.  Inherent in such activities is interest rate risk that results from differences in the maturities and repricing characteristics of these assets and liabilities.  For this reason, management regularly monitors the level of interest rate risk and the potential impact on net income.

Bank Premises and Equipment:  Bank premises and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation is computed and charged to expense using the straight-line method over the estimated useful lives of the assets, generally three years for computers and software, five to ten years for equipment and forty years for buildings.  Leasehold improvements are amortized to expense over the shorter of the term of the respective lease or the estimated useful life of the improvements.

Income Taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.  Realization of deferred tax assets is dependent on generating sufficient taxable income in the future.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more likely-than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits would be recognized in income tax expense on the income statement.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2012 or 2011.  The Company does not have an accrual for uncertain tax positions as of December 31, 2012 or 2011, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2009 and thereafter are subject to further examination by tax authorities, with the exception of the State of New Jersey for which tax returns for all years 2008 and thereafter are subject to further examination.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term include the allowance for loan losses, other than temporary impairment losses on investment securities, the valuation of deferred income taxes, servicing assets and carrying value of OREO.

Segment Reporting:  The Company operates one reportable segment of business, "community banking".  Through its community banking segment, the Company provides a broad range of retail and community banking services.

Reclassifications:  Certain items in the 2011 financial statements have been reclassified to conform to the 2012 presentation. Such reclassifications have no impact on prior year earnings and shareholders equity.

Comprehensive Income:  Comprehensive income consists of net income and other gains and losses affecting shareholders' equity that, under GAAP, are excluded from net income, including unrealized gains and losses on available for sale securities and gains or losses, prior service costs or credits, and transition assets or obligations associated with pension or other postretirement benefits that have not been recognized as components of net periodic benefit cost.

The Company recognizes the overfunded or underfunded status of a defined benefit postretirement plan as an asset or a liability in the consolidated balance sheet and changes in that funded status through comprehensive income in the year the changes occur. The accounting guidance related to compensation-retirement benefits also requires an employer to measure the funded status of a plan as of the date of the employer's year-end statement of financial position.  The Company has recorded an expense for the unfunded status of $198 thousand and $450 thousand for the years ended December 31, 2012 and 2011, respectively, relating to a Supplemental Executive Retirement Plan ("SERP") (Note 11).

Accumulated other comprehensive loss consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(Amounts in thousands)
Securities
Non-credit unrealized losses on available for sale securities with OTTI	$(499)	$(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
	$(745)	$(626)

Earnings Per Common Share:  Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options and warrants outstanding.  To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2012 and 2011 (Note 13).  Earnings per common share have been computed based on the following for 2012 and 2011:

	2012	2011
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Basic earnings per common share	$1.17	$1.17

Diluted earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Dilutive potential common shares	3,038	91,897
Total diluted average common shares outstanding	5,382,596	5,466,458
Diluted earnings per common share	$1.17	$1.15

For 2012 and 2011, options to purchase 301,553 shares and 335,214 shares, respectively, were outstanding but were not included in the computation of diluted EPS because the options' common stock equivalents were anti-dilutive.

Statement of Cash Flows:  Cash and cash equivalents include cash and due from financial institutions and federal funds sold.  For the purposes of the statement of cash flows, changes in loans and deposits are shown on a net basis.

Recently Issued Accounting Pronouncements:

In May 2011, FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted. This guidance is to be applied prospectively and is effective during interim and annual periods beginning after December 15, 2011. Adoption of this guidance has not had a material impact on results of operations or financial condition.

In June 2011, the FASB issued guidance to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments are effective for interim and annual periods beginning after December 15, 2011 with retrospective application. The Company adopted the accounting standard on January 1, 2012, as required, with no material impact on its results of operations or financial position.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements. This ASU amends guidance clarifying when the Bank can recognize a sale upon the transfer of financial assets subject to a repurchase agreement. That determination is based, in part, on whether the Bank has maintained effective control over the transferred financial assets. Under the amended guidance, the FASB concluded that the assessment of effective control should focus on a transferor's contractual rights and obligations with respect to transferred financial assets, not on whether the transferor has the practical ability to perform in accordance with those rights or obligations. The amended guidance was effective for transactions that occur in interim and annual periods beginning on or after December 15, 2011. The Bank accounts for all of its existing repurchase agreements as secured borrowings and therefore, the adoption of this amended guidance on January 1, 2012 did not have a material impact on the Company's Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU will require companies to disclose gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope will include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. The amendment is not expected to impact the Company's financial condition, results of operations or cash flows.